Loans, Unused Lines of Credit and Related Party Loan Activity (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Loan Activity [Roll Forward]
Balance, beginning of period	$ 1,740	$ 2,043	$ 2,043	$ 2,347
Loan disbursements	215	65	102	279
Loan repayments	(1,206)	(177)	(405)	(583)
Balance, end of period	749	1,931	1,740	2,043
Related party loan [Abstract]
Unfunded commitments	0		0	0
Related party deposits	2,109	2,014	1,825	1,838
Unused lines of Credit [Member]
Related party loan [Abstract]
Unfunded commitments	71,300		67,100
Executive Officers and Directors [Member] | Unused lines of Credit [Member]
Related party loan [Abstract]
Unfunded commitments	$ 188	$ 362	$ 404	$ 322